Debt - Short-term Debt (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term debt	$ 425,900,000
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term debt	$ 425,900,000	$ 0
Short-term Debt, Weighted Average Interest Rate	0.38%